Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ 1,488.0	$ 2,877.1
Commodity derivative gains (losses)	193.3	(61.0)
Other income (loss)	322.3	(159.9)
Revenue and other income	2,003.6	2,656.2
EXPENSES
Operating	561.8	727.6
Purchased product	12.2	25.4
Transportation	101.1	123.7
General and administrative	78.7	91.9
Interest	109.1	170.4
Foreign exchange gain	(4.3)	(61.1)
Share-based compensation	1.3	24.9
Depletion, depreciation, amortization and impairment	4,270.5	2,713.3
Accretion and financing	20.7	32.4
Total Expenses	5,151.1	3,848.5
Net income (loss) before tax	(3,147.5)	(1,192.3)
Deferred tax expense (recovery):
Current	0.2	0.4
Deferred	(627.8)	(159.4)
Net income (loss)	(2,519.9)	(1,033.3)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustment	22.2	(96.2)
Comprehensive income (loss)	$ (2,497.7)	$ (1,129.5)
Net income (loss) per share
Basic (in cad per share)	$ (4.76)	$ (1.89)
Diluted (in cad per share)	$ (4.76)	$ (1.89)
Oil and gas sales
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ 1,692.2	$ 3,336.0
Purchased product sales
REVENUE AND OTHER INCOME
Revenue from contracts with customers	12.9	23.9
Royalties
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ (217.1)	$ (482.8)